UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07409
Investment Company Act File Number
Tax-Managed Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 4.6%
Boeing Co. (The)	970,517	$71,750,322
General Dynamics Corp.	473,021	36,214,488
Honeywell International, Inc.	290,022	17,317,214
Huntington Ingalls Industries, Inc.(1)	7,223	299,739
Lockheed Martin Corp.	19,800	1,591,920
Northrop Grumman Corp.	43,336	2,717,600
Raytheon Co.	53,403	2,716,611
Rockwell Collins, Inc.	166,153	10,771,699
Textron, Inc.	33,277	911,457
United Technologies Corp.	3,290,192	278,514,753

		$422,805,803

Air Freight & Logistics — 1.3%
FedEx Corp.	684,328	$64,018,884
United Parcel Service, Inc., Class B	794,209	59,025,613

		$123,044,497

Auto Components — 0.3%
Johnson Controls, Inc.	748,121	$31,099,390

		$31,099,390

Automobiles — 0.0%(2)
DaimlerChrysler AG(1)	17,284	$1,223,534
Harley-Davidson, Inc.	800	33,992

		$1,257,526

Beverages — 5.1%
Brown-Forman Corp., Class A	331,938	$22,525,313
Brown-Forman Corp., Class B	147,713	10,088,798
Coca-Cola Co. (The)	2,684,790	178,135,816
Coca-Cola Enterprises, Inc.	31,501	859,977
Molson Coors Brewing Co., Class B	186,000	8,721,540
PepsiCo, Inc.	3,865,685	248,988,771

		$469,320,215

Biotechnology — 1.8%
Amgen, Inc.(1)	2,827,233	$151,115,604
Biogen Idec, Inc.(1)	3,543	260,021
Genzyme Corp.(1)	6,984	531,831
Gilead Sciences, Inc.(1)	246,207	10,449,025

		$162,356,481

Capital Markets — 4.2%
Ameriprise Financial, Inc.	289,681	$17,693,715
Bank of New York Mellon Corp. (The)	863,991	25,807,411
Charles Schwab Corp. (The)	718,360	12,952,031
E*Trade Financial Corp.(1)	4,593	71,789
Federated Investors, Inc., Class B	31,821	851,212
Franklin Resources, Inc.	539,468	67,476,657
Goldman Sachs Group, Inc. (The)	557,466	88,341,637
Legg Mason, Inc.	96,941	3,498,601
Morgan Stanley	2,570,939	70,238,054
Northern Trust Corp.	712,597	36,164,298
State Street Corp.	759,119	34,114,808
T. Rowe Price Group, Inc.	323,743	21,503,010

Security	Shares	Value
UBS AG(1)	29,488	$532,258
Waddell & Reed Financial, Inc., Class A	273,635	11,112,317

		$390,357,798

Chemicals — 1.3%
Air Products and Chemicals, Inc.	7,660	$690,779
Ashland, Inc.	30,391	1,755,384
Dow Chemical Co. (The)	152,627	5,761,669
E.I. Du Pont de Nemours & Co.	926,633	50,937,016
Ecolab, Inc.	380,814	19,429,130
Monsanto Co.	492,901	35,617,026
PPG Industries, Inc.	4,400	418,924
Sigma-Aldrich Corp.	151,082	9,614,859

		$124,224,787

Commercial Banks — 3.1%
Bank of Montreal	33,047	$2,147,394
BB&T Corp.	909,195	24,957,403
Comerica, Inc.	209,267	7,684,284
Fifth Third Bancorp	1,280,030	17,766,817
First Horizon National Corp.	8,756	98,155
HSBC Holdings PLC	220,592	2,291,728
HSBC Holdings PLC ADR	35,973	1,863,401
KeyCorp	111,426	989,463
M&T Bank Corp.	17,293	1,529,912
Marshall & Ilsley Corp.	157,890	1,261,541
PNC Financial Services Group, Inc.	111,383	7,016,015
Regions Financial Corp.	250,097	1,815,704
Royal Bank of Canada	148,562	9,206,387
Societe Generale	492,017	31,958,583
SunTrust Banks, Inc.	269,585	7,774,831
Synovus Financial Corp.	10,960	26,304
Toronto-Dominion Bank	17,915	1,587,090
Trustmark Corp.	102,713	2,405,539
U.S. Bancorp	2,650,851	70,061,992
Wells Fargo & Co.	2,784,901	88,281,362
Zions Bancorporation	63,405	1,462,119

		$282,186,024

Commercial Services & Supplies — 0.1%
Cintas Corp.	60,687	$1,836,995
Pitney Bowes, Inc.	15,870	407,700
Waste Management, Inc.	108,828	4,063,638

		$6,308,333

Communications Equipment — 3.7%
Cisco Systems, Inc.	6,088,756	$104,422,165
Juniper Networks, Inc.(1)	550,780	23,176,822
Motorola Mobility Holdings, Inc.(1)	139,800	3,411,120
Motorola Solutions, Inc.(1)	70,557	3,153,192
Nokia Oyj ADR	1,721,613	14,650,927
QUALCOMM, Inc.	3,121,037	171,126,459
Telefonaktiebolaget LM Ericsson, Class B ADR	1,750,000	22,505,000

		$342,445,685

Computers & Peripherals — 3.3%
Apple, Inc.(1)	326,406	$113,736,171
Dell, Inc.(1)	4,030,315	58,479,871
EMC Corp.(1)	2,586,992	68,684,637
Hewlett-Packard Co.	938,911	38,467,184

Security	Shares	Value
Lexmark International, Inc., Class A(1)	9,624	$356,473
NetApp, Inc.(1)	417,589	20,119,438

		$299,843,774

Construction & Engineering — 0.0%(2)
Jacobs Engineering Group, Inc.(1)	15,479	$796,085

		$796,085

Construction Materials — 0.0%(2)
Vulcan Materials Co.	22,102	$1,007,851

		$1,007,851

Consumer Finance — 0.7%
American Express Co.	788,007	$35,617,916
Capital One Financial Corp.	80,225	4,168,491
Discover Financial Services	830,375	20,028,645
SLM Corp.(1)	10,200	156,060

		$59,971,112

Distributors — 0.1%
Genuine Parts Co.	188,424	$10,107,063

		$10,107,063

Diversified Consumer Services — 0.0%(2)
Apollo Group, Inc., Class A(1)	10,812	$450,968
H&R Block, Inc.	22,181	371,310

		$822,278

Diversified Financial Services — 2.4%
Bank of America Corp.	4,021,530	$53,606,995
Citigroup, Inc.(1)	49,437	218,511
CME Group, Inc.	22,581	6,809,301
ING Groep NV ADR(1)	191,170	2,429,771
IntercontinentalExchange, Inc.(1)	13,162	1,626,033
JPMorgan Chase & Co.	3,242,357	149,472,658
Moody’s Corp.	179,602	6,090,304

		$220,253,573

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	444,984	$13,616,510
CenturyLink, Inc.	4,871	202,390
Deutsche Telekom AG ADR	50,092	772,419
Frontier Communications Corp.	34,263	281,642
Telefonos de Mexico SA de CV ADR	283,026	5,168,055
Verizon Communications, Inc.	380,097	14,648,938
Windstream Corp.	130,837	1,683,872

		$36,373,826

Electric Utilities — 0.0%(2)
Duke Energy Corp.	47,340	$859,221
Exelon Corp.	9,202	379,490
Southern Co.	68,451	2,608,668

		$3,847,379

Electrical Equipment — 1.4%
Emerson Electric Co.	2,036,237	$118,977,328
Rockwell Automation, Inc.	125,000	11,831,250

		$130,808,578

Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	2,838,521	$58,558,688
Flextronics International, Ltd.(1)	161,054	1,203,073
TE Connectivity, Ltd.	9,230	321,389

		$60,083,150

Security	Shares	Value
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	136,681	$10,036,486
Halliburton Co.	846,351	42,182,134
Schlumberger, Ltd.	1,162,209	108,387,611
Transocean, Ltd.(1)	75,667	5,898,243

		$166,504,474

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	873,262	$64,027,570
CVS Caremark Corp.	1,474,872	50,617,607
Kroger Co. (The)	35,843	859,157
Safeway, Inc.	160,321	3,773,956
Sysco Corp.	483,526	13,393,670
Wal-Mart Stores, Inc.	1,980,219	103,070,399
Walgreen Co.	286,613	11,504,646

		$247,247,005

Food Products — 3.0%
Archer-Daniels-Midland Co.	1,490,873	$53,686,337
Campbell Soup Co.	54,780	1,813,766
ConAgra Foods, Inc.	1,631	38,736
General Mills, Inc.	40,967	1,497,344
H.J. Heinz Co.	7,500	366,150
Hershey Co. (The)	505,359	27,466,262
Kraft Foods, Inc., Class A	227,987	7,149,672
McCormick & Co., Inc.	10,600	506,998
Nestle SA	2,750,000	157,478,985
Sara Lee Corp.	1,347,857	23,816,633
Unilever NV	72,175	2,263,408

		$276,084,291

Health Care Equipment & Supplies — 1.1%
Bard (C.R.), Inc.	25,000	$2,482,750
Baxter International, Inc.	218,222	11,733,797
Becton, Dickinson and Co.	63,708	5,072,431
Boston Scientific Corp.(1)	36,529	262,644
CareFusion Corp.(1)	108,138	3,049,492
Covidien PLC	191,777	9,960,897
Medtronic, Inc.	1,127,502	44,367,204
St. Jude Medical, Inc.	66,365	3,401,870
Stryker Corp.	131,368	7,987,174
Zimmer Holdings, Inc.(1)	225,425	13,644,975

		$101,963,234

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	473,884	$18,746,851
Cardinal Health, Inc.	186,462	7,669,182
CIGNA Corp.	58,467	2,588,919
Express Scripts, Inc.(1)	281,972	15,680,463
Henry Schein, Inc.(1)	467,472	32,802,510
McKesson Corp.	3,166	250,272
Medco Health Solutions, Inc.(1)	133,872	7,518,251
PharMerica Corp.(1)	10,313	117,981
UnitedHealth Group, Inc.	99,570	4,500,564
WellPoint, Inc.	53,673	3,745,839

		$93,620,832

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	533,768	$20,475,340
International Game Technology	459,500	7,457,685
Interval Leisure Group, Inc.(1)	5,349	87,456
Marriott International, Inc., Class A	401,544	14,286,936
McDonald’s Corp.	860,566	65,480,467

Security	Shares	Value
Starbucks Corp.	2,322,271	$85,807,913
Yum! Brands, Inc.	210,518	10,816,415

		$204,412,212

Household Durables — 0.2%
D.R. Horton, Inc.	417,028	$4,858,376
Fortune Brands, Inc.	117,078	7,245,958
Leggett & Platt, Inc.	263,428	6,453,986
Newell Rubbermaid, Inc.	49,838	953,401

		$19,511,721

Household Products — 1.5%
Clorox Co. (The)	27,272	$1,910,949
Colgate-Palmolive Co.	588,325	47,513,127
Kimberly-Clark Corp.	520,234	33,955,673
Procter & Gamble Co.	882,906	54,387,010

		$137,766,759

Independent Power Producers & Energy Traders — 0.0%(2)
AES Corp. (The)(1)	93,180	$1,211,340

		$1,211,340

Industrial Conglomerates — 2.1%
3M Co.	827,512	$77,372,372
General Electric Co.	5,644,290	113,168,015
Tyco International, Ltd.	22,764	1,019,144

		$191,559,531

Insurance — 2.9%
Aegon NV ADR(1)	5,088,862	$38,166,465
Aflac, Inc.	116,818	6,165,654
Allstate Corp. (The)	60,964	1,937,436
AON Corp.	25,900	1,371,664
Berkshire Hathaway, Inc., Class A(1)	654	81,946,200
Berkshire Hathaway, Inc., Class B(1)	940,224	78,630,933
Chubb Corp.	24,930	1,528,458
Cincinnati Financial Corp.	135,528	4,445,319
Hartford Financial Services Group, Inc.	10,762	289,821
Manulife Financial Corp.	65,344	1,155,935
Marsh & McLennan Cos., Inc.	24,256	723,071
Old Republic International Corp.	164,555	2,088,203
Progressive Corp.	1,159,099	24,491,762
Torchmark Corp.	252,479	16,784,804
Travelers Companies, Inc. (The)	76,466	4,548,198

		$264,273,923

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	47,265	$8,513,844
HSN, Inc.(1)	1	32

		$8,513,876

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(1)	200,000	$7,600,000
AOL, Inc.(1)	27,060	528,482
eBay, Inc.(1)	1,260,217	39,117,136
Google, Inc., Class A(1)(3)	3,500	2,050,367
Google, Inc., Class A(1)	199,296	116,829,308
IAC/InterActiveCorp(1)	13,368	412,937
VeriSign, Inc.	14,758	534,387

		$167,072,617

IT Services — 5.5%
Accenture PLC, Class A	2,738,000	$150,507,860
Automatic Data Processing, Inc.	1,314,993	67,472,291

Security	Shares	Value
Broadridge Financial Solutions, Inc.	10,202	$231,484
DST Systems, Inc.	600	31,692
Fidelity National Information Services, Inc.	79,251	2,590,715
Fiserv, Inc.(1)	41,792	2,621,194
International Business Machines Corp.	1,571,957	256,339,028
Paychex, Inc.	756,046	23,709,603
Total System Services, Inc.	32,405	583,938
Western Union Co.	54,638	1,134,831

		$505,222,636

Leisure Equipment & Products — 0.0%(2)
Mattel, Inc.	22,565	$562,545

		$562,545

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(1)	453,887	$20,325,060
Thermo Fisher Scientific, Inc.(1)	18,700	1,038,785

		$21,363,845

Machinery — 4.0%
Caterpillar, Inc.	121,835	$13,566,327
Danaher Corp.	43,651	2,265,487
Deere & Co.	2,623,301	254,171,634
Dover Corp.	399,740	26,278,908
Illinois Tool Works, Inc.	1,203,805	64,668,404
Parker Hannifin Corp.	30,763	2,912,641
WABCO Holdings, Inc.(1)	1,156	71,256

		$363,934,657

Media — 3.2%
Ascent Media Corp., Class A(1)	755	$36,882
CBS Corp., Class B	68,701	1,720,273
Comcast Corp., Class A	201,884	4,990,572
Comcast Corp., Special Class A	1,732,498	40,228,604
DIRECTV, Class A(1)	30,225	1,414,530
Discovery Communications, Inc., Class A(1)	7,555	301,444
Discovery Communications, Inc., Class C(1)	7,555	266,012
Gannett Co., Inc.	5,643	85,943
Liberty Global, Inc., Series A(1)	2,381	98,597
Liberty Global, Inc., Series C(1)	2,382	95,256
Liberty Media Corp. - Capital, Class A(1)	7,556	556,651
Liberty Media Corp. - Starz, Series A(1)	3,022	234,507
McGraw-Hill Cos., Inc. (The)	111,290	4,384,826
New York Times Co. (The), Class A(1)	5,269	49,897
News Corp., Class A	97	1,703
Omnicom Group, Inc.	112,077	5,498,498
Time Warner Cable, Inc.	94,401	6,734,567
Time Warner, Inc.	370,108	13,212,856
Viacom, Inc., Class B	77,467	3,603,765
Walt Disney Co. (The)	4,876,908	210,145,966
Washington Post Co., Class B	1,500	656,340
WPP PLC, ADR	30,217	1,866,202

		$296,183,891

Metals & Mining — 0.4%
Alcoa, Inc.	52,760	$931,214
Freeport-McMoRan Copper & Gold, Inc.	450,000	24,997,500
Nucor Corp.	230,000	10,584,600

		$36,513,314

Security	Shares	Value
Multiline Retail — 1.2%
Macy’s, Inc.	26,301	$638,062
Sears Holdings Corp.(1)	410	33,887
Target Corp.	2,258,131	112,929,131

		$113,601,080

Oil, Gas & Consumable Fuels — 8.7%
Anadarko Petroleum Corp.	1,791,460	$146,756,403
Apache Corp.	2,144,112	280,707,143
BP PLC ADR	198,683	8,769,868
Chevron Corp.	616,719	66,254,122
ConocoPhillips	347,250	27,731,385
Devon Energy Corp.	568,727	52,192,077
Exxon Mobil Corp.	2,260,087	190,141,119
Hess Corp.	39,579	3,372,527
Marathon Oil Corp.	175,831	9,373,551
Murphy Oil Corp.	78,679	5,776,612
Royal Dutch Shell PLC ADR, Class A	76,110	5,545,375
Royal Dutch Shell PLC ADR, Class B	9,594	702,664
Spectra Energy Corp.	8,313	225,947
Williams Cos., Inc.	2,000	62,360

		$797,611,153

Paper & Forest Products — 0.0%(2)
Neenah Paper, Inc.	975	$21,421

		$21,421

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc., Class A	13,035	$1,256,053

		$1,256,053

Pharmaceuticals — 7.9%
Abbott Laboratories	3,085,358	$151,336,810
Allergan, Inc.	81,962	5,820,941
Bristol-Myers Squibb Co.	1,505,746	39,796,867
Eli Lilly & Co.	1,496,571	52,634,402
GlaxoSmithKline PLC ADR	459,388	17,645,093
Hospira, Inc.(1)	18,399	1,015,625
Johnson & Johnson	2,595,105	153,759,971
Merck & Co., Inc.	1,701,812	56,176,814
Novo Nordisk A/S ADR	249,848	31,288,465
Pfizer, Inc.	6,794,508	137,996,457
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	83,878,521

		$731,349,966

Real Estate Investment Trusts (REITs) — 0.0%(2)
Weyerhaeuser Co.	11,615	$285,729

		$285,729

Real Estate Management & Development — 0.0%(2)
Forest City Enterprises, Inc., Class A(1)	56,500	$1,063,895

		$1,063,895

Road & Rail — 0.1%
Norfolk Southern Corp.	10,596	$733,985
Union Pacific Corp.	132,257	13,004,831

		$13,738,816

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	560,289	$22,064,181
Applied Materials, Inc.	1,065,614	16,644,891
Broadcom Corp., Class A	897,422	35,340,478
Cypress Semiconductor Corp.(1)	52,742	1,022,140
Intel Corp.	10,590,828	213,617,001

Security	Shares	Value
KLA-Tencor Corp.	141,847	$6,719,292
Linear Technology Corp.	123,388	4,149,538
Maxim Integrated Products, Inc.	223,099	5,711,334
NVIDIA Corp.(1)	134,500	2,482,870
Texas Instruments, Inc.	897,287	31,010,239
Verigy, Ltd.(1)	284	4,002
Xilinx, Inc.	23,107	757,910

		$339,523,876

Software — 3.7%
Activision Blizzard, Inc.	846,350	$9,284,460
Adobe Systems, Inc.(1)	409,776	13,588,172
CA, Inc.	45,408	1,097,966
Electronic Arts, Inc.(1)	21,405	418,040
Microsoft Corp.	3,224,770	81,780,167
Oracle Corp.	6,883,401	229,699,091
Symantec Corp.(1)	185,171	3,433,070

		$339,300,966

Specialty Retail — 2.5%
Best Buy Co., Inc.	148,536	$4,265,954
Gap, Inc. (The)	89,138	2,019,867
Home Depot, Inc.	3,154,510	116,906,141
Limited Brands, Inc.	41,877	1,376,916
Lowe’s Companies, Inc.	663,831	17,545,053
Staples, Inc.	200,582	3,895,302
TJX Companies, Inc. (The)	1,701,405	84,610,871

		$230,620,104

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.	10,800	$562,032
Hanesbrands, Inc.(1)	236,598	6,397,610
NIKE, Inc., Class B	3,058,444	231,524,211
VF Corp.	12,000	1,182,360

		$239,666,213

Thrifts & Mortgage Finance — 0.0%(2)
Tree.com, Inc.(1)	13,436	$79,272

		$79,272

Tobacco — 0.3%
Altria Group, Inc.	249,178	$6,486,103
Philip Morris International, Inc.	255,585	16,774,044

		$23,260,147

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	30,500	$1,772,050
Sprint Nextel Corp.(1)	135,160	627,142
Vodafone Group PLC ADR	205,738	5,914,968

		$8,314,160

Total Common Stocks (identified cost $6,286,609,280)		$9,122,536,762

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Commercial Banks — 0.0%(2)
Wells Fargo & Co.(1)	166	$17

Total Preferred Stocks (identified cost $4,929)		$17

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(4)	$71,682	$71,681,771

Total Short-Term Investments (identified cost $71,681,771)		$71,681,771

Total Investments — 99.8% (identified cost $6,358,295,980)		$9,194,218,550

Other Assets, Less Liabilities — 0.2%		$16,858,575

Net Assets — 100.0%		$9,211,077,125

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Security subject to restrictions on resale (see below).

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $32,796.

At March 31, 2011, the Portfolio owned the following security (representing 0.02% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Eligible
Common Stocks	Acquisition	for Resale	Shares	Cost	Value
Google, Inc., Class A	11/23/10	7/16/11	3,500	$4,235	$2,050,367

Total Restricted Securities				$4,235	$2,050,367

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,039,574,474

Gross unrealized appreciation	$7,154,685,100
Gross unrealized depreciation	(41,024)

Net unrealized appreciation	$7,154,644,076

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,156,357,900	$—		$—	$1,156,357,900
Consumer Staples	997,455,484	157,478,985		—	1,154,934,469
Energy	964,115,627	—		—	964,115,627
Financials	1,184,221,015	34,250,311		—	1,218,471,326
Health Care	1,110,654,358	—		—	1,110,654,358
Industrials	1,252,996,300	—		—	1,252,996,300
Information Technology	2,051,442,337	2,050,367		—	2,053,492,704
Materials	161,767,373	—		—	161,767,373
Telecommunication Services	44,687,986	—		—	44,687,986
Utilities	5,058,719	—		—	5,058,719

Total Common Stocks	$8,928,757,099	$193,779,663	*	$—	$9,122,536,762

Preferred Stocks	$17	$—		$—	$17
Short-Term Investments	—	71,681,771		—	71,681,771

Total	$8,928,757,116	$265,461,434		$—	$9,194,218,550

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011